Share-Based Compensation - Summary of Restricted Share Units (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2022 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning	20,060,112
Number of Options, Granted	3,824,912
Number of Options, Exercised	(235,905)
Number of Options, Outstanding Ending	21,005,541	20,060,112
Number of Options, Vested and expected to vest	21,005,541
Weighted-Average Grant Date Fair Value, Outstanding Beginning | $ / shares	$ 8.43
Weighted-Average Grant Date Fair Value, Granted | $ / shares	3.07	$ 0.66	$ 22.64
Weighted-Average Grant Date Fair Value, Outstanding Ending | $ / shares	7.84	$ 8.43
Weighted-Average Grant Date Fair Value, Vested and expected to vest | $ / shares	$ 7.84
Weighted-Average Remaining Contractual Term, Outstanding	5 years 7 months 9 days	8 years 11 months 4 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	5 years 7 months 9 days
Aggregate Intrinsic Value, Outstanding | $	$ 10,441	$ 19,280
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 10,441
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning	46,710
Number of Options, Granted	8,612
Number of Options, Exercised	(23,992)
Number of Options, Outstanding Ending	31,330	46,710
Number of Options, Vested and expected to vest	33,879
Weighted-Average Grant Date Fair Value, Outstanding Beginning | $ / shares	$ 2.37
Weighted-Average Grant Date Fair Value, Granted | $ / shares	2.58
Weighted-Average Grant Date Fair Value, Exercised | $ / shares	2.36
Weighted-Average Grant Date Fair Value, Outstanding Ending | $ / shares	2.43	$ 2.37
Weighted-Average Grant Date Fair Value, Vested and expected to vest | $ / shares	$ 2.4
Weighted-Average Remaining Contractual Term, Outstanding		9 years 5 months 23 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 8 months 19 days
Aggregate Intrinsic Value, Outstanding | ¥				¥ 106
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 33